Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Property, Plant and Equipment

(9)   Property, Plant and Equipment

Details of property, plant and equipment and movement in the consolidated balance sheet at 31 December 2023 and 2023 are included in Appendix V, which forms an integral part of this note to the consolidated financial statements.

Property, plant and development under construction at 31 December 2023 and 2022 mainly comprise investments made to extend the companies’ equipment and to increase their productive capacity.

In 2023, the Group has capitalized interests for a total amount of Euros 36,892 thousand (Euros 25,184 thousand in 2022) (see note 27).

a)	Insurance

Group policy is to contract sufficient insurance coverage for the risk of damage to property, plant and equipment. At 31 December 2023 the Group has a combined insurance policy for all Group companies, which more than adequately covers the carrying amount of all the Group’s assets.

b)	Losses on disposal of property, plant and equipment

Total losses incurred on disposals of property, plant and equipment for 2023 amount to Euros 5,813 thousand (losses of Euros 6,817 thousand in 2022).

c)	Self - constructed property, plant and equipment

At 31 December 2023 the Group has recognized Euros 82,615 thousand as self -constructed property, plant and equipment (Euros 87,656 thousand at 31 December 2022) in the consolidated profit and loss account.

d)	Purchase commitments

At 31 December 2023 the Group has property, plant and equipment purchase commitments amounting to Euros 36,487 thousand (Euros 41,680 thousand at 31 December 2022).

e)	Fixed assets under construction

The fixed assets under construction as of 31 December 2023 amount to Euros 910,670 thousand(Euros 878,415 thousand in the 2022 financial year) and mainly correspond to the investments incurred in the expansion of the facilities of the companies and their productive capacity in the United States, Canada, and Ireland (see note 29).

f)	Impairment testing

During 2023, the Group disposed of property, plant and equipment as part of the reorganization of the USA donor center network. In this regard, the impairment corresponding to these assets which belong to the Biopharma segment have been written off for a total amount of Euros 5.3 million in the consolidated profit and loss for 2023.

As a result of the reorganization of the USA donor center network, an impairment for some property, plant and equipment allocated to the relocated donor centers was recognized for a total amount of Euros 5.7 million as an expense in the consolidated statement of profit and loss for 2022.

Tangible assets have been assigned to the corresponding cash-generating unit (CGU) and their impairment has been analyzed jointly with the impairment of goodwill (see note 6).

g)	Transfers

At 31 December 2022, transfers included the reclassification of Euros 5,159 thousand to “non-current assets held for sale” related to agreement that the Group reached for the sale of the installations owned by Grifols Brasil, Lda which became effective during 2023.